Intangible Assets - Additional Information (Detail) - USD ($)		1 Months Ended		12 Months Ended
	Mar. 05, 2015	Apr. 06, 2012	Jan. 27, 2012	Dec. 31, 2014	Oct. 07, 2014	Feb. 20, 2014
Finite-Lived Intangible Assets [Line Items]
Grant date value				$ 124,200	$ 15,000	$ 67,830
Payment capitalized as intangible asset		$ 1,000,000
Estimated useful life		17 years 8 months 12 days
Useful life lapsed since patent application				2 years 3 months 18 days
Amortization				$ 70,000
Subsequent Event
Finite-Lived Intangible Assets [Line Items]
Warrant Issued To Purchase Common Stock				4,000
Exercise price of warrant				$ 15.00
Milestones payment	$ 75,000
Patents
Finite-Lived Intangible Assets [Line Items]
Estimated useful life		20 years
First Tranche
Finite-Lived Intangible Assets [Line Items]
Warrant Issued To Purchase Common Stock		15,000
Exercise price of warrant		$ 30.00
Grant date value		$ 226,500
Payment capitalized as intangible asset		$ 226,500
Second Tranche
Finite-Lived Intangible Assets [Line Items]
Warrant Issued To Purchase Common Stock		17,500
Exercise price of warrant		$ 30.00
Maximum | Subsequent Event
Finite-Lived Intangible Assets [Line Items]
Milestones payment	475,000
Minimum | Subsequent Event
Finite-Lived Intangible Assets [Line Items]
Milestones payment	$ 225,000
License Agreement Terms
Finite-Lived Intangible Assets [Line Items]
Percentage of legal fees agreed to be reimbursed			25.00%
Net License fee paid		$ 1,000,000
Licenses Revenue		$ 10,000
Warrant Issued To Purchase Common Stock		50,000
License Agreement Terms | Maximum
Finite-Lived Intangible Assets [Line Items]
Legal fees agreed to be reimbursed			$ 100,000
License Agreement Terms | Maximum | Monthly Payment
Finite-Lived Intangible Assets [Line Items]
Legal fees agreed to be reimbursed			$ 4,500